Equity Incentive Plans (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
10.00 to 13.00 [Member]
Equity Incentive Plans [Line Items]
Exercise Prices, minimum	$ 10.0
Exercise Prices, maximum	$ 13.0
Number of Options Outstanding	1,721,000
Weighted Average Exercise Price	$ 10.0
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 16 days
13.01 to 16.00 [Member]
Equity Incentive Plans [Line Items]
Exercise Prices, minimum	$ 13.01
Exercise Prices, maximum	$ 16.0
Number of Options Outstanding	30,000
Weighted Average Exercise Price	$ 15.83
Weighted Average Remaining Contractual Life (Years)	9 years 11 months 21 days